Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth & Income Portfolio
March 31, 2023
VIPGI-NPRT1-0523
1.799851.119
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	177,600	6,906,448
Elisa Corp. (A Shares)	29,400	1,771,492
Verizon Communications, Inc.	185,480	7,213,317
		15,891,257
Entertainment - 1.6%
Activision Blizzard, Inc.	33,600	2,875,824
Nintendo Co. Ltd. ADR	259,100	2,510,679
The Walt Disney Co. (b)	114,700	11,484,911
Universal Music Group NV	442,600	11,208,736
Warner Music Group Corp. Class A	110,400	3,684,048
		31,764,198
Media - 2.7%
Comcast Corp. Class A	1,012,062	38,367,270
Interpublic Group of Companies, Inc.	394,100	14,676,284
		53,043,554
TOTAL COMMUNICATION SERVICES		100,699,009
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.4%
BorgWarner, Inc.	165,980	8,151,278
Hotels, Restaurants & Leisure - 1.4%
Amadeus IT Holding SA Class A (b)	145,700	9,774,075
Churchill Downs, Inc.	27,800	7,145,990
Domino's Pizza, Inc.	3,600	1,187,532
Marriott International, Inc. Class A	28,800	4,781,952
Starbucks Corp. (c)	36,200	3,769,506
		26,659,055
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	31,400	2,846,410
Whirlpool Corp. (d)	8,100	1,069,362
		3,915,772
Specialty Retail - 0.9%
Lowe's Companies, Inc. (c)	88,217	17,640,753
TJX Companies, Inc.	6,200	485,832
Williams-Sonoma, Inc.	2,900	352,814
		18,479,399
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	22,100	2,710,344
Puma AG	39,602	2,442,044
Tapestry, Inc.	900	38,799
Wolverine World Wide, Inc.	45,908	782,731
		5,973,918
TOTAL CONSUMER DISCRETIONARY		63,179,422
CONSUMER STAPLES - 5.7%
Beverages - 2.5%
Diageo PLC sponsored ADR (d)	55,600	10,073,608
Keurig Dr. Pepper, Inc.	328,600	11,593,008
Pernod Ricard SA	16,000	3,621,362
Remy Cointreau SA	9,428	1,717,744
The Coca-Cola Co.	354,153	21,968,111
		48,973,833
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	11,500	578,191
Sysco Corp.	180,200	13,916,846
Target Corp.	35,000	5,797,050
Walmart, Inc.	66,700	9,834,915
		30,127,002
Food Products - 0.1%
Lamb Weston Holdings, Inc. (c)	12,700	1,327,404
Household Products - 0.4%
Colgate-Palmolive Co.	16,100	1,209,915
Kimberly-Clark Corp.	3,200	429,504
Procter & Gamble Co.	20,200	3,003,538
Spectrum Brands Holdings, Inc.	35,700	2,364,054
		7,007,011
Personal Products - 0.3%
Haleon PLC ADR (d)	787,394	6,409,387
Tobacco - 0.9%
Altria Group, Inc.	415,185	18,525,555
TOTAL CONSUMER STAPLES		112,370,192
ENERGY - 12.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	15,100	435,786
Oil, Gas & Consumable Fuels - 12.0%
Canadian Natural Resources Ltd.	130,700	7,232,744
Cenovus Energy, Inc. (Canada)	1,206,404	21,048,469
Energy Transfer LP	81,800	1,020,046
Enterprise Products Partners LP	48,600	1,258,740
Exxon Mobil Corp.	1,384,800	151,857,171
Hess Corp.	248,700	32,912,958
Imperial Oil Ltd.	265,700	13,512,069
Kosmos Energy Ltd. (b)	965,330	7,182,055
Phillips 66 Co.	19,900	2,017,462
		238,041,714
TOTAL ENERGY		238,477,500
FINANCIALS - 17.5%
Banks - 10.6%
Bank of America Corp. (c)	1,700,812	48,643,223
JPMorgan Chase & Co.	143,532	18,703,655
M&T Bank Corp.	38,900	4,651,273
PNC Financial Services Group, Inc.	139,772	17,765,021
Truist Financial Corp.	381,604	13,012,696
U.S. Bancorp	310,998	11,211,478
Wells Fargo & Co.	2,592,579	96,910,603
		210,897,949
Capital Markets - 2.5%
Brookfield Asset Management Ltd. Class A	18,973	620,797
Brookfield Corp. Class A (d)	81,145	2,644,516
Charles Schwab Corp.	7,000	366,660
CME Group, Inc.	1,100	210,672
Intercontinental Exchange, Inc.	3,200	333,728
KKR & Co. LP	134,493	7,063,572
Morgan Stanley	82,283	7,224,447
Northern Trust Corp.	217,845	19,198,680
Raymond James Financial, Inc.	96,550	9,005,219
S&P Global, Inc.	300	103,431
State Street Corp.	22,279	1,686,298
		48,458,020
Financial Services - 3.4%
Edenred SA	156,600	9,262,675
Essent Group Ltd.	56,600	2,266,830
Fidelity National Information Services, Inc.	120,000	6,519,600
Global Payments, Inc.	31,100	3,272,964
MasterCard, Inc. Class A	15,200	5,523,832
Radian Group, Inc.	97,650	2,158,065
Visa, Inc. Class A	172,276	38,841,347
		67,845,313
Insurance - 1.0%
American Financial Group, Inc.	10,500	1,275,750
Arthur J. Gallagher & Co.	7,700	1,473,087
Brookfield Asset Management Reinsurance Partners Ltd.	548	18,073
Chubb Ltd.	28,400	5,514,712
Marsh & McLennan Companies, Inc.	40,542	6,752,270
Old Republic International Corp.	55,000	1,373,350
The Travelers Companies, Inc.	18,600	3,188,226
		19,595,468
TOTAL FINANCIALS		346,796,750
HEALTH CARE - 13.1%
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	10,300	1,042,978
Becton, Dickinson & Co.	25,576	6,331,083
Boston Scientific Corp. (b)	319,400	15,979,582
GE Healthcare Holding LLC (c)	285,977	23,458,693
GN Store Nord A/S	12,500	280,048
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (d)	234,927	4,310,910
Sonova Holding AG	6,040	1,773,150
		53,176,444
Health Care Providers & Services - 5.4%
Cardinal Health, Inc. (c)	160,800	12,140,400
Cigna Group	89,190	22,790,721
CVS Health Corp.	186,264	13,841,278
Humana, Inc.	9,300	4,514,778
McKesson Corp.	67,688	24,100,312
UnitedHealth Group, Inc.	64,300	30,387,537
		107,775,026
Life Sciences Tools & Services - 0.5%
Danaher Corp.	36,500	9,199,460
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	499,100	34,592,621
Eli Lilly & Co.	24,000	8,242,080
GSK PLC sponsored ADR	404,235	14,382,681
Johnson & Johnson	154,459	23,941,145
Sanofi SA sponsored ADR	51,200	2,786,304
UCB SA	62,300	5,570,005
Viatris, Inc.	22,500	216,450
Zoetis, Inc. Class A	3,500	582,540
		90,313,826
TOTAL HEALTH CARE		260,464,756
INDUSTRIALS - 17.0%
Aerospace & Defense - 3.7%
Airbus Group NV	91,000	12,154,645
General Dynamics Corp.	34,700	7,918,887
Huntington Ingalls Industries, Inc.	25,800	5,341,116
MTU Aero Engines AG	13,000	3,251,114
Raytheon Technologies Corp.	46,587	4,562,265
Safran SA	33,100	4,900,014
Textron, Inc.	17,100	1,207,773
The Boeing Co. (b)	155,810	33,098,718
		72,434,532
Air Freight & Logistics - 2.0%
DSV A/S	12,300	2,375,181
Expeditors International of Washington, Inc.	2,095	230,701
FedEx Corp.	29,300	6,694,757
United Parcel Service, Inc. Class B	157,172	30,489,796
		39,790,435
Airlines - 0.0%
Copa Holdings SA Class A	7,200	664,920
Building Products - 0.5%
A.O. Smith Corp.	43,600	3,014,940
Johnson Controls International PLC	111,600	6,720,552
		9,735,492
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	347,400	11,978,424
Healthcare Services Group, Inc.	124,700	1,729,589
Ritchie Bros. Auctioneers, Inc.	4,000	225,054
		13,933,067
Electrical Equipment - 1.2%
Acuity Brands, Inc.	35,500	6,486,915
Hubbell, Inc. Class B	33,179	8,072,782
Regal Rexnord Corp.	35,200	4,953,696
Rockwell Automation, Inc.	5,100	1,496,595
Vertiv Holdings Co.	264,400	3,783,564
		24,793,552
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	181,738	10,282,736
Industrial Conglomerates - 4.3%
3M Co.	23,700	2,491,107
General Electric Co.	857,731	81,999,084
		84,490,191
Machinery - 2.0%
Allison Transmission Holdings, Inc.	74,000	3,347,760
Caterpillar, Inc.	9,800	2,242,632
Cummins, Inc.	14,000	3,344,320
Donaldson Co., Inc.	155,200	10,140,768
Epiroc AB (A Shares)	8,400	166,740
Flowserve Corp.	85,300	2,900,200
Fortive Corp.	67,400	4,594,658
Kardex AG	1,700	367,889
Nordson Corp.	27,200	6,045,472
Otis Worldwide Corp.	22,643	1,911,069
Stanley Black & Decker, Inc. (d)	24,700	1,990,326
Westinghouse Air Brake Tech Co.	32,121	3,246,148
		40,297,982
Professional Services - 0.9%
Equifax, Inc.	21,300	4,320,492
Genpact Ltd.	131,700	6,087,174
RELX PLC (London Stock Exchange)	220,320	7,135,489
Robert Half International, Inc.	2,600	209,482
		17,752,637
Trading Companies & Distributors - 1.0%
Brenntag SE	19,000	1,425,901
Fastenal Co. (d)	32,300	1,742,262
MSC Industrial Direct Co., Inc. Class A	4,400	369,600
Watsco, Inc. (d)	50,092	15,937,271
WESCO International, Inc.	7,000	1,081,780
		20,556,814
Transportation Infrastructure - 0.2%
Aena SME SA (a)	19,700	3,181,196
TOTAL INDUSTRIALS		337,913,554
INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 0.3%
CDW Corp.	25,300	4,930,717
IT Services - 0.4%
DXC Technology Co. (b)	29,500	754,020
IBM Corp.	46,600	6,108,794
Unisys Corp. (b)	210,696	817,500
		7,680,314
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	38,100	7,514,082
Applied Materials, Inc.	40,100	4,925,483
BE Semiconductor Industries NV	13,500	1,172,724
Intel Corp.	53,600	1,751,112
Lam Research Corp.	10,000	5,301,200
Marvell Technology, Inc.	289,600	12,539,680
Microchip Technology, Inc.	5,900	494,302
NVIDIA Corp. (c)	31,300	8,694,201
NXP Semiconductors NV	52,000	9,696,700
Qualcomm, Inc.	159,461	20,344,034
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,700	5,088,194
Teradyne, Inc.	19,800	2,128,698
		79,650,410
Software - 8.6%
Intuit, Inc.	31,700	14,132,811
Microsoft Corp.	468,218	134,987,249
Open Text Corp.	42,600	1,643,165
SAP SE sponsored ADR (d)	144,800	18,324,440
Temenos Group AG	31,440	2,174,461
		171,262,126
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	403,832	66,591,897
FUJIFILM Holdings Corp.	16,300	827,437
Samsung Electronics Co. Ltd.	41,980	2,068,373
		69,487,707
TOTAL INFORMATION TECHNOLOGY		333,011,274
MATERIALS - 2.9%
Chemicals - 0.8%
DuPont de Nemours, Inc. (c)	152,400	10,937,748
International Flavors & Fragrances, Inc.	8,900	818,444
LyondellBasell Industries NV Class A	12,700	1,192,403
PPG Industries, Inc.	14,400	1,923,552
Sherwin-Williams Co.	3,600	809,172
		15,681,319
Metals & Mining - 2.1%
First Quantum Minerals Ltd.	518,700	11,924,535
Freeport-McMoRan, Inc.	508,400	20,798,644
Glencore PLC	1,619,900	9,321,260
		42,044,439
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	7,100	384,891
TOTAL MATERIALS		58,110,649
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	44,900	9,174,866
Crown Castle International Corp.	33,200	4,443,488
Equinix, Inc.	200	144,208
Public Storage	700	211,498
Simon Property Group, Inc.	101,800	11,398,546
		25,372,606
UTILITIES - 1.6%
Electric Utilities - 1.5%
Constellation Energy Corp.	12,333	968,141
Duke Energy Corp.	30,000	2,894,100
Entergy Corp.	32,900	3,544,646
Exelon Corp.	37,000	1,549,930
PG&E Corp. (b)(c)	248,700	4,021,479
Southern Co.	243,300	16,928,814
		29,907,110
Multi-Utilities - 0.1%
Sempra Energy	17,900	2,705,764
TOTAL UTILITIES		32,612,874
TOTAL COMMON STOCKS (Cost $1,223,284,571)		1,909,008,586

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	40,000	1,992,400
Boston Scientific Corp. Series A, 5.50%	23,900	2,881,008
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,390,000)		4,873,408

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $1,602,077)	2,241,000	1,572,062

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f)	67,259,794	67,273,245
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	37,096,248	37,099,957
TOTAL MONEY MARKET FUNDS (Cost $104,373,202)		104,373,202

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,333,649,850)	2,019,827,258
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(35,489,731)
NET ASSETS - 100.0%	1,984,337,527

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	800	2,288,000	39.00	04/21/23	(1,200)
Cardinal Health, Inc.	Chicago Board Options Exchange	144	1,087,200	75.00	04/21/23	(27,720)
DuPont de Nemours, Inc.	Chicago Board Options Exchange	780	5,598,060	80.00	04/21/23	(7,800)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	503	4,126,109	70.00	04/21/23	(621,205)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	790	6,480,370	80.00	04/21/23	(256,750)
Lamb Weston Holdings, Inc.	Chicago Board Options Exchange	72	752,544	105.00	04/21/23	(23,040)
Lowe's Companies, Inc.	Chicago Board Options Exchange	166	3,319,502	230.00	04/21/23	(1,245)
NVIDIA Corp.	Chicago Board Options Exchange	54	1,499,958	290.00	05/19/23	(69,660)
PG&E Corp.	Chicago Board Options Exchange	1,855	2,999,535	17.00	04/21/23	(18,550)
Starbucks Corp.	Chicago Board Options Exchange	169	1,759,797	110.00	04/21/23	(6,253)

TOTAL WRITTEN OPTIONS						(1,033,423)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,087,644 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $29,911,075.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	88,164,599	62,117,845	83,009,199	895,413	-	-	67,273,245	0.2%
Fidelity Securities Lending Cash Central Fund 4.87%	29,338,136	71,721,784	63,959,963	36,749	-	-	37,099,957	0.1%
Total	117,502,735	133,839,629	146,969,162	932,162	-	-	104,373,202

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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